STOCK-BASED COMPENSATION	12 Months Ended
Mar. 31, 2016
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 19 -	STOCK-BASED COMPENSATION

Part or all of the compensation paid by the Company to its Directors and employees consists of the issuance of Common Stock or via the granting of options to purchase Common Stock

Stock-based Director Compensation
The Company’s Director compensation policy instituted in October 2009 includes provisions that Director’s fees are to be paid via the issuance of shares of the Company’s Common Stock, in lieu of cash, with the valuation of such shares being calculated on a quarterly basis and equal to the average closing price of the Company’s common stock for the quarter just ended.

During Fiscal 2016, the Company issued 408,892 shares of Common Stock to its Directors in payment of Director’s fees in the aggregate amount of $100,071 and related to the calendar year ending on December 31, 2015. Please note that the shares issued during Fiscal 2016, include those shares owed and not yet issued at the end of Fiscal Year 2015.

During Fiscal 2015, the Company issued 321,611 shares of Common Stock to its Directors in payment of Director’s fees in the aggregate amount of $110,000 and related to the calendar year ending on December 31, 2014. Please note that the shares issued during Fiscal 2015, include those shares owed and not yet issued at the end of Fiscal Year 2014.

During Fiscal 2014, the Company issued 1,210,583 shares of Common Stock to its Directors in payment of Director’s fees in the aggregate amount of $110,000 and related to the calendar year ending on December 31, 2013. Please note that the shares issued during Fiscal 2014, include those shares owed and not yet issued at the end of Fiscal Year 2013.

As of March 31, 2016, the Company owes its Directors a total of 46,125 shares of Common Stock in payment of Directors Fees totaling $15,000 for the three months ended March 31, 2016. The Company anticipates that these shares of Common Stock will be issued during the fiscal year ended March 31, 2017.

Stock-based Employee Compensation
Employment contracts with the Company’s President and Chief Executive Officer, Chief Financial Officer and certain other employees includes provisions for a portion of each employee’s salaries to be paid via the issuance of shares of the Company’s Common, in lieu of cash, with the valuation of such shares being calculated on a quarterly basis and equal to the average closing price of the Company’s common stock for the quarter just ended.

During Fiscal Year 2016, the Company issued a total of 4,236,555 shares of Common Stock to its President and Chief Executive Officer, Chief Financial Officer and certain other employees in payment of salaries in the aggregate amount of $1,039,000 and related to the calendar year ended December 31, 2015. Please note that the shares issued during Fiscal 2016, include those shares owed and not yet issued at the end of Fiscal 2015.

During Fiscal Year 2015, the Company issued a total of 2,518,668 shares of Common Stock to its President and Chief Executive Officer, Chief Financial Officer and certain other employees in payment of salaries in the aggregate amount of $849,737 and related to the calendar year ended December 31, 2014. Please note that the shares issued during Fiscal 2015, include those shares owed and not yet issued at the end of Fiscal 2014.

During Fiscal Year 2014, the Company issued a total of 3,439,467 shares of Common Stock to its President and Chief Executive Officer, Chief Financial Officer and certain other employees in payment of salaries in the aggregate amount of $368,233 and related to the period calendar year ended December 31, 2013. Please note that the shares issued during Fiscal 2014, include those shares owed and not yet issued at the end of Fiscal 2013.

As of March 31, 2016, the Company owes its President and Chief Executive Officer, Chief Financial Officer and certain other employees a total of 638,407 shares of Common Stock in payment of salaries totaling $207,500 for the three months ended March 31, 2016, with such amount being recorded in accrued expenses. The Company anticipates that these shares of Common Stock will be issued during the fiscal year ended March 31, 2017.

Stock option based Employee Compensation

During Fiscal 2016, the Company issued, to various employees, options to purchase a total of 360,000 shares Common Stock, in aggregate (the “2016 Options”). The 2016 Options have exercise prices equal to the closing price of the Company’s common stock on the grant date of each such option, such prices ranging from $0.23 per share to $0.415 per share. The 2016 Options vest in equal increments over a three year period which commences one year from the date of grant. The 2016 Options expire ten years from the date of grant. The fair value of the 2016 Options was $129,913 computed using the Black-Scholes options pricing model on the grant date. Such fair value is being amortized by the Company, on a straight line basis, over the vesting period and recorded on the Company’s Statement of Income as “Non-cash compensation through the issuance of stock options”.

During Fiscal 2015, the Company issued, to various employees, options to purchase a total of 2,590,000 shares Common Stock, in aggregate (the “2015 Options”). The 2015 Options have exercise prices equal to the closing price of the Company’s common stock on the grant date of each such option, such prices ranging from $0.26 per share to $0.46 per share. The 2015 Options vest in equal increments over a three year period which commences one year from the date of grant. The 2015 Options expire ten years from the date of grant. The fair value of the 2015 Options was $769,400, computed using the Black-Scholes options pricing model on the grant date. Such fair value is being amortized by the Company, on a straight line basis, over the vesting period and recorded on the Company’s Statement of Income as “Non-cash compensation through the issuance of stock options”.

During Fiscal 2014, the Company issued, to various employees, options to purchase a total of 3,000,000 shares Common Stock, in aggregate (the “2014 Options”). The 2014 Options have exercise prices equal to the closing price of the Company’s common stock on the grant date of each such option, such prices being $0.07 per share. The 2014 Options vest in equal increments over a three year period which commences one year from the date of grant. The 2014 Options expire ten years from the date of grant. The fair value of the 2015 Options was $202,497, computed using the Black-Scholes options pricing model on the grant date. Such fair value is being amortized by the Company, on a straight line basis, over the vesting period and recorded on the Company’s Statement of Income as “Non-cash compensation through the issuance of stock options”.

The Company measures stock-based compensation cost for options using the Black-Scholes option pricing model. The following table presents a summary of the assumptions used to estimate fair values of the stock options granted during Fiscal 2016, Fiscal 2015 and Fiscal 2014:

	Fiscal Year 2016	Fiscal Year 2015	Fiscal Year 2014

Exercise prices	$0.23 - $0.42	$0.27 - $0.46	$0.07
Options Granted (shares)	360,000	2,590,000	3,000,000
Risk-free interest rate	2.1% - 2.2%	2.2% - 2.8%	2.5%
Expected volatility	119% - 120%	120% - 121%	130%
Expected dividend yield	0.0%	0.0%	0.0%
Forfeiture rate	2.7%	0.0%	0.0%
Expected term (in years)	10	10	10
Fair value of options granted	$129,913	$769,421	$202,497
Non-cash compensation through issuance of stock options	$333,363	$260,045	$82,947

As of March 31, 2016, the total remaining unrecognized non-cash compensation costs related to stock options granted was $462,308. This amount will be recognized as non-cash compensation over the course of the next three fiscal years.